Note 7 - Investment in Associate - Schedule of Investments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Company’s share of net loss			$ 470,700
Gold Mountain [member]
Statement Line Items [Line Items]
Balance, beginning of year			2,675,000
Company’s share of net loss			(95,892)
Impairment			(470,700)
Transfer to Almadex			(2,108,408)
Balance, end of year